UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           FORM 24F-2                             OMB APPROVAL
Annual Notice of Securities Sold                  ------------
     Pursuant to Rule 24f-2                       OMB Number:3235-2456
                                                  Expires: August 31, 2003
                                                  Estimated average burden
                                                  hours per response...1

Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1.   Name and address of issuer:

                   Advisors Series Trust
                   615 E. Michigan Street, 2nd Floor
                   Milwaukee, WI  53202


--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

                                                                     [ ]

                   National Asset Management Core Equity Fund

--------------------------------------------------------------------------------
3.   Investment Company Act File Number:          811-07959

     Securities Act File Number:           333-17391

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                   April 30, 2003

--------------------------------------------------------------------------------
4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------


     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                 $     2,006,055
                                                                ----------------

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                 $     4,907,856
                                                                ----------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                                 $             0
                                                                ----------------

     (iv) Total  available  redemption  credits [add Items 5(ii) and 5(iii)]:

                                                                 $     4,907,856
                                                                ----------------

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                 $             0
                                                                ----------------

--------------------------------------------------------------------------------
     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                 $(  2,901,801 )
                                                                ----------------
--------------------------------------------------------------------------------

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):

                                                              X         0.00809%
                                                                ----------------

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                              =  $          0.00
                                                                ----------------

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :
     _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : _____________.


--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +  $             0
                                                                ----------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              =  $          0.00
                                                                ----------------

--------------------------------------------------------------------------------
   9. Date the registration fee and any interest payment was sent to the Commission's lockbox deposit: NOT APPLICABLE

                  Method of Delivery:

                               [ ]      Wire Transfer  (CIK 0000052761)

                               [ ]      Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*              /s/ Doug Hess
                                                --------------------------------

                                                Doug Hess, Treasurer
                                                --------------------------------

         Date  7/9/03
               ------

  * Please print the name and title of the signing officer below the signature.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

            FORM 24F-2                         OMB APPROVAL
 Annual Notice of Securities Sold              ------------
      Pursuant to Rule 24f-2                   OMB Number:3235-2456
                                               Expires: August 31, 2003
                                               Estimated average burden
                                               hours per response...1

Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1.   Name and address of issuer:

                       Advisors Series Trust
                       615 E. Michigan Street, 2nd Floor
                       Milwaukee, WI  53202


--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):
                                                                      [ ]

                       Segall Bryant & Hamill Mid Cap Fund

--------------------------------------------------------------------------------
3.   Investment Company Act File Number:     811-07959

     Securities Act File Number:     333-17391

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                       April 30, 2003

--------------------------------------------------------------------------------
4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


--------------------------------------------------------------------------------
4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
5.   Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to section 24(f):

                                                                 $     2,142,880
                                                                 --------------

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                 $     1,368,266
                                                                 ---------------

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                 $             0
                                                                 ---------------

(iv) Total  available  redemption  credits  [add  Items  5(ii)  and  5(iii)]:

                                                                 $     1,368,266
                                                                 ---------------

(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                 $       774,614
                                                                 ---------------

--------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                 $(          0 )
                                                                 ---------------

--------------------------------------------------------------------------------
(vii)Multiplier  for  determining  registration  fee (See  Instruction  C.9):

                                                               X        0.00809%
                                                                 ---------------

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                               = $         62.67
                                                                 ---------------

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :
     ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ____________.


--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               + $            0
                                                                 ---------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               = $         62.67
                                                                ----------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                   [X]       Wire Transfer  (CIK 0000052761)

                   [ ]       Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*
                                                /S/ Doug Hess
                                                --------------------------------
                                                Doug Hess, Treasurer
                                                --------------------------------

         Date  7/9/03
               ------

  * Please print the name and title of the signing officer below the signature.